CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS (Details) - CAD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 2,740,037	$ 3,153,652	$ 3,441,393	$ 2,740,037	$ 3,153,652
Cost of goods sold				4,512,166	2,517,299
Gross margin				$ (1,772,129)	636,353	$ 678,571
Originally Reported Member
Statement Line Items [Line Items]
Sales					2,772,809	3,038,438
Cost of goods sold					2,136,456	2,359,867
Gross margin					636,353	678,571
Correction Member
Statement Line Items [Line Items]
Sales					380,843	402,955
Cost of goods sold					$ 380,843	$ 402,955